LOANS AND BORROWINGS - Non-current (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)
Disclosure of non-current loans and borrowings [line items]
Loans	¥ 1,923	¥ 1,279
Notes	130,556	117,079
Total	¥ 132,479	¥ 118,358	$ 19,268
For Tangguh LNG Project [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate basis	LIBOR	LIBOR
Final maturity	Through to 2021	Through to 2021
Loans	¥ 305	¥ 502
Total	¥ 305	¥ 502
For Tangguh LNG Project [member] | Minimum [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate, adjustment to LIBOR	0.19%	0.19%	0.19%
For Tangguh LNG Project [member] | Maximum [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate, adjustment to LIBOR	0.335%	0.335%	0.335%
For Tangguh LNG III Project [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate basis	LIBOR	LIBOR
Final maturity	Through 2021 to 2029	Through 2021 to 2029
Loans	¥ 1,618	¥ 777
Total	¥ 1,618	¥ 777
For Tangguh LNG III Project [member] | Minimum [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate, adjustment to LIBOR	1.37%	1.37%	1.37%
For Tangguh LNG III Project [member] | Maximum [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate, adjustment to LIBOR	3.45%	3.45%	3.45%
Notes [member]
Disclosure of non-current loans and borrowings [line items]
Notes	¥ 130,556	¥ 117,079
Total	¥ 130,556	¥ 117,079